Summary of Gains and Losses on Derivative Instruments (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	[1]	$ 14	$ 29
Other expense, net | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, undesignated derivative instruments		(1)	(1)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI				$ (1)
Interest rate contracts | Net Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	[1]	1	1
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI		8	47
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax		14	29
Cash Flow Hedges | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI			38
Cash Flow Hedges | Interest rate contracts | Net Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax		1	1
Cash Flow Hedges | Foreign Exchange Contracts One
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI		1	1
Cash Flow Hedges | Foreign Exchange Contracts Two
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI		7	8
Cash Flow Hedges | Foreign Exchange Contracts Two | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax		13	28
Fair value hedges | Net Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, fair value hedges		$ 32	$ 20

[1]	Amounts in parentheses indicate reductions to net income.